Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 14.	SUBSEQUENT EVENTS
The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC.

NOTE 18. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.

Wellington – Lease Termination

On December 1, 2020, the Company entered into the Wellington Lease Termination with 3223 Falligant Avenue Associates, L.P. (“Tara Tenant”), 3460 Powder Springs Road Associates, L.P. (“Powder Springs Tenant”, together with Tara Tenant, the “Wellington Tenants”), Wellington (“Guarantor”) and Mansell Court Associates LLC (“Pledgor”). Tenants, Guarantor and Pledgor, together with each of their respective affiliates, shareholders, partners, members, managers, officers, directors and employees thereof, are the “Wellington Parties”.

Per the Wellington Lease Termination, possession, custody, control and operation of the Tara Facility and Powder Springs Facility transitioned from the Wellington Tenants to the Company (the “Wellington Transition”) at 12:01 a.m. on January 1, 2021 (the “Wellington Transition Date”), pursuant to the terms and provisions of the Operations Transfer Agreements (the “OTAs”) which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination, which included customary termination events.

Such OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to the Georgia Department of Community Health’s (“DCH”) approval of the Change in Ownership Applications (the “Applications”), which such Applications were filed by Regional on December 2, 2020. On the Wellington Transition Date the Tenants: (i) paid all cash on hand at the Facilities to Regional; (ii) transferred and assigned all accounts receivable previously due to the Wellington Tenants as of the Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million in bed taxes in arrears. The Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.

Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020. As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. As of the date of filing this Annual Report, the Company has collected $3.0 million pursuant to the Wellington Lease Termination which obligates the Company to satisfy bed tax arrears of approximately of $1.7 million. The Company can provide no assurance that we will be able to collect any of the estimated rent arrears in excess of the net $1.3 million already collected.

When the Transition occurred, the Wellington Subleases, Guarantees, Pledge Agreements and Subordination Agreements terminated automatically. Additionally, the Wellington Parties and Regional agreed to a mutual release whereby each party releases, acquits, and forever discharges one another from any and all charges, complaints, claims, liabilities, demands, costs, losses, debts, and expenses of any nature whatsoever (including attorneys’ fees and costs actually incurred), known or unknown, suspected or unsuspected, accrued or not accrued, whether in law in equity, that existed from the beginning of time to the Wellington Transition Date.

Subject only to the OTAs and the Agreement, Regional will not in any way be liable for any contractual obligations or liabilities of the Wellington Parties owed to third parties arising prior to the Wellington Transition Date. Regional will pay and/or assume all vacation days, sick days and paid time off accruing on or before the Wellington Transition Date.

Regional has indemnified the Wellington Parties from liabilities arising from or relating to any unpaid nursing home provider fees relating in any way to the Tara Facility and Powder Springs Facility for the period prior to and/or after December 1, 2020.

Empire – Sublease – Powder Springs Facility

Effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator an affiliate of Empire, pursuant to the PS Sublease.

The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions. For the first six months, the base rent under the PS Sublease will equal the Adjusted EBITDAR (as defined in the PS Sublease) of PS Operator to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR; however, beginning with month thirteen the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.

For the first three months, if Adjusted EBITDAR (as defined in the PS Sublease) is less than $0, PS Operator will not pay any base rent and the Company would reimburse PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR is less than $0. Beginning with the fourth month and thereafter, the PS Sublease will be a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent.

If the monthly average adjusted cash flows of PS Operator (as described in the PS Sublease) is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then Regional may terminate the PS Sublease subject to the conditions set forth in the PS Sublease. The PS Sublease also includes customary covenants, events of default and indemnification obligations.

Portfolio Stabilization Measure- Operation of the Tara Facility

Effective January 1, 2021, Regional began operating the Tara Facility and entered into the Vero Management Agreement with Vero Health under which Vero is providing management consulting services for the Tara Facility. An affiliate of Vero operates Regional’s Mountain Trace Facility pursuant to a lease between Regional and the affiliate of Vero Health dated February 28, 2019.

Under the Management Agreement, Regional pays Vero Health a monthly management fee equal to 5% of the Adjusted Gross Revenues (as defined in the Vero Management Agreement) of the Tara Facility. The Vero Management Agreement also includes customary covenants, termination provisions and indemnification obligations.

NOTE 18. SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date the consolidated financial statements were issued and filed with the SEC. The following is a summary of the material subsequent events.

Wellington – Lease Termination

On December 1, 2020, the Company entered into the Wellington Lease Termination with 3223 Falligant Avenue Associates, L.P. (“Tara Tenant”), 3460 Powder Springs Road Associates, L.P. (“Powder Springs Tenant”, together with Tara Tenant, the “Wellington Tenants”), Wellington (“Guarantor”) and Mansell Court Associates LLC (“Pledgor”). Tenants, Guarantor and Pledgor, together with each of their respective affiliates, shareholders, partners, members, managers, officers, directors and employees thereof, are the “Wellington Parties”.

Per the Wellington Lease Termination, possession, custody, control and operation of the Tara Facility and Powder Springs Facility transitioned from the Wellington Tenants to the Company (the “Wellington Transition”) at 12:01 a.m. on January 1, 2021 (the “Wellington Transition Date”), pursuant to the terms and provisions of the Operations Transfer Agreements (the “OTAs”) which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination, which included customary termination events.

Such OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to the Georgia Department of Community Health’s (“DCH”) approval of the Change in Ownership Applications (the “Applications”), which such Applications were filed by Regional on December 2, 2020. On the Wellington Transition Date the Tenants: (i) paid all cash on hand at the Facilities to Regional; (ii) transferred and assigned all accounts receivable previously due to the Wellington Tenants as of the Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses including approximately $1.7 million in bed taxes in arrears. The Security Agreements survive the Wellington Transition and will remain in full force and effect in order to assist Regional in collecting the accounts receivable.

Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020. As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. As of the date of filing this Annual Report, the Company has collected $3.0 million pursuant to the Wellington Lease Termination which obligates the Company to satisfy bed tax arrears of approximately of $1.7 million. The Company can provide no assurance that we will be able to collect any of the estimated rent arrears in excess of the net $1.3 million already collected.

When the Transition occurred, the Wellington Subleases, Guarantees, Pledge Agreements and Subordination Agreements terminated automatically. Additionally, the Wellington Parties and Regional agreed to a mutual release whereby each party releases, acquits, and forever discharges one another from any and all charges, complaints, claims, liabilities, demands, costs, losses, debts, and expenses of any nature whatsoever (including attorneys’ fees and costs actually incurred), known or unknown, suspected or unsuspected, accrued or not accrued, whether in law in equity, that existed from the beginning of time to the Wellington Transition Date.

Subject only to the OTAs and the Agreement, Regional will not in any way be liable for any contractual obligations or liabilities of the Wellington Parties owed to third parties arising prior to the Wellington Transition Date. Regional will pay and/or assume all vacation days, sick days and paid time off accruing on or before the Wellington Transition Date.

Regional has indemnified the Wellington Parties from liabilities arising from or relating to any unpaid nursing home provider fees relating in any way to the Tara Facility and Powder Springs Facility for the period prior to and/or after December 1, 2020.

Empire – Sublease – Powder Springs Facility

Effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator an affiliate of Empire, pursuant to the PS Sublease.

The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions. For the first six months, the base rent under the PS Sublease will equal the Adjusted EBITDAR (as defined in the PS Sublease) of PS Operator to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR; however, beginning with month thirteen the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.

For the first three months, if Adjusted EBITDAR (as defined in the PS Sublease) is less than $0, PS Operator will not pay any base rent and the Company would reimburse PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR is less than $0. Beginning with the fourth month and thereafter, the PS Sublease will be a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent.

If the monthly average adjusted cash flows of PS Operator (as described in the PS Sublease) is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then Regional may terminate the PS Sublease subject to the conditions set forth in the PS Sublease. The PS Sublease also includes customary covenants, events of default and indemnification obligations.

Portfolio Stabilization Measure- Operation of the Tara Facility

Effective January 1, 2021, Regional began operating the Tara Facility and entered into the Vero Management Agreement with Vero Health under which Vero is providing management consulting services for the Tara Facility. An affiliate of Vero operates Regional’s Mountain Trace Facility pursuant to a lease between Regional and the affiliate of Vero Health dated February 28, 2019.

Under the Management Agreement, Regional pays Vero Health a monthly management fee equal to 5% of the Adjusted Gross Revenues (as defined in the Vero Management Agreement) of the Tara Facility. The Vero Management Agreement also includes customary covenants, termination provisions and indemnification obligations.